Interests in affiliates	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

Far East is holding 19.4% (2016: 19.7%) equity interests in Blue Sky, a company incorporated in the PRC, with total cost of investment US$5,540,000. Blue Sky provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

Blue Sky has listed its shares on the New Third Board in the PRC since November 17, 2015 and suspended trading from August 15, 2017 and resumed trading on February 2, 2018.

The Group interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.

During the year, the Group’s equity in Blue Sky was diluted subsequent to the issuance of new ordinary shares by Blue Sky to other shareholders. A net profit on deemed disposal of an affiliate of US$128,000 (2016: US$24,000) had been recognized in the consolidated statement of operations and comprehensive income / (loss) for that year.

A summary of the financial information of the affiliate, Blue Sky, is set forth below:

	2017	2016
Balance Sheet:	US$’000	US$’000

Current assets	56,911	46,297

Non-current assets	26,544	25,847
Total assets	83,455	72,144

Total liabilities	(36,948)	(45,372)

Total shareholders’ equity	46,507	26,772

	2017	2016
Operating results:	US$’000	US$’000

Net sales	62,234	43,226

Operating income	4,439	3,841

Net income	3,863	3,473

Far East is holding 20% equity interests in Zhejiang Jia Huan Electronic Co. Ltd. (“Jia Huan”), a company incorporated in the PRC, with total cost of investment US$2,486,000. Jia Huan provides a comprehensive service for environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Jia Huan, is set forth below:

	2017	2016
Balance Sheet:	US$’000	US$’000

Current assets	21,374	22,021

Non-current assets	4,570	4,079
Total assets	25,944	26,100

Total liabilities	(10,215)	(11,694)

Total shareholders’ equity	15,729	14,406

	2017	2016
Operating results:	US$’000	US$’000

Net sales	16,301	16,684

Operating income	32	1,586

Net income	597	1,564